DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
General. The RTX Puerto Rico Savings Plan (the Plan) is a defined contribution savings plan sponsored by RTX Corporation (RTX, the Company, Employer, or the Plan Sponsor). It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), covering all eligible employees who reside or primarily work in Puerto Rico. The following description of the Plan provides only general information. Participants should refer to the Plan document for a complete description of the Plan's provisions.
Trustee and Recordkeeper. Banco Popular de Puerto Rico (Trustee) is the Plan Trustee. State Street Bank and Trust is the Plan Custodian and holds all of the Plan assets. Alight Solutions LLC is the Plan Recordkeeper and performs participant account recordkeeping services.
On November 3, 2025, the Plan Sponsor approved a transition of recordkeeping services from Alight Solutions LLC to Fidelity Workplace Services. The transition is currently expected to occur during 2027.
Contributions and Vesting. Participants may elect to contribute up to the lesser of 40% of pre-tax eligible compensation, as defined, or $15,000. Participants may also make additional after-tax contributions of up to 10% of eligible compensation through payroll deductions, subject to statutory and Plan limits. Participants direct the investment of their contributions into various investment options offered by the Plan. As of December 31, 2025, the Plan offered seventeen investment options to participants: twelve target-date retirement funds, a Total Stock Market Index Fund, a Total International Stock Index Fund, a Total Bond Market Index Fund, a money market fund, and an employer stock fund (RTX Stock Fund).
Participant contributions, plus actual earnings thereon, are fully vested at all times under the Plan. New participants are automatically enrolled at a pre-tax deferral rate of 6% of eligible compensation. The contribution rate will automatically increase by 1% each year thereafter until it reaches 10%. Participants may opt out of automatic enrollment at any time. Participants may also opt in or out of automatic contribution rate increases at any time. Automatic contributions are invested in an age appropriate target retirement fund. Company contributions, plus actual earnings thereon, become fully vested after two years of continuous service or earlier upon other events specified in the Plan.
Generally, RTX matches 100% of the first 3%, and 33.3% thereafter, up to 6%, of eligible compensation, as defined in the Plan documents. Company and participant contributions are deposited into the investment options in accordance with the participants' elections.
Participant Accounts. Each participant account is credited with (a) the participant contributions, (b) Company contributions, and (c) Plan earnings and losses reduced by expense allocations. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Forfeited balances of terminated participants' non-vested Company contribution amounts are used to reduce the Company's contributions to the Plan and to pay Plan expenses. For the year ended December 31, 2025, amounts forfeited from non-vested accounts for the Plan totaled approximately $98,000, a total of $104,000 of forfeitures were used to fund RTX’s contributions. As of December 31, 2025 and 2024, the balance of forfeited non-vested accounts for the Plan was $36,000 and $103,000, respectively.
Voting Rights. RTX common stock held in the RTX Stock Fund are voted by the Trustee at RTX shareowner meetings, in accordance with the confidential instructions of the participants whose accounts are invested in that fund. All shares of Company stock for which the Trustee receives voting instructions from participants to whose accounts the shares are allocated, are voted in accordance with those instructions. All RTX common stock for which the Trustee does not receive timely voting instructions are voted by the Trustee in accordance with the timely instructions it receives with respect to a plurality of the shares.
Notes Receivable from Participants. Under the terms of the Plan, participants are allowed to borrow up to the lesser of 50% of their vested account balances or $50,000 (less the amount of the participant's highest outstanding loan balance in the preceding 12 month period), with a minimum loan amount of $1,000, and must repay their loan within five years. Participants may have two loans outstanding at a time. Loans are secured by the balance in the participant's account, and bear interest at the prime rate published in the Wall Street Journal plus 1%. At December 31, 2025 and 2024, the interest rates on the outstanding loans ranged from approximately 4.25% to 9.5%, and approximately 4.25% to 9.56%, respectively. Principal and interest are paid ratably through payroll deductions by active participants or through direct payment by inactive participants.
Payment of Benefits. Generally, on termination of service of a participant, benefits may be left in the Plan, or paid to the participant in a lump sum or in installments. In the case of death of a participant, benefits may be paid to beneficiaries in a lump sum or in installments. Participants are also eligible for hardship withdrawals in accordance with the Plan document.